Financial Information on Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2018
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

39.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of and for the years ended December 31, 2018 and 2017 the summarized financial information of our principal subsidiaries under IFRS is as follows:

	Financial	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
As of and for the year ended 12-31-2018	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	51,279,432	179,693,183	230,972,615	44,459,385	46,238,191	140,275,039	230,972,615	162,768,187	(21,539,172)	93,679,208	—	93,679,208
Group Inversiones GasAtacama Holding Ltda.	Consolidated	154,726,337	601,914,918	756,641,255	61,155,090	94,466,221	601,019,944	756,641,255	271,433,788	(94,746,409)	87,093,211	(5,273,886)	81,819,325

	Financial	Current Assets	Non-current Assets	Total Assets	Current Liabilities	Non-current Liabilities	Equity	Total Liabilities and Equity	Revenues	Costs	Profit (loss)	Other Comprehensive Income	Total Comprehensive Income
As of and for the year ended 12-31-2017	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	Separate	35,369,243	186,760,346	222,129,589	38,310,560	48,261,590	135,557,439	222,129,589	152,501,383	(36,289,330)	76,860,591	—	76,860,591
Group Inversiones GasAtacama Holding Ltda.	Consolidated	182,143,224	611,319,090	793,462,314	75,370,131	83,894,881	634,197,303	793,462,315	307,272,380	(170,752,796)	54,725,392	(3,338,115)	51,387,277